Long-term Debt - Borrowers (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 331,534	$ 357,682
Less: Current portion	(144,042)	(21,428)
Long-term portion	187,492	336,254
Serifos, Kithnos, Santorini, Paros, Naxos
Debt Instrument [Line Items]
Long-term debt	24,940	27,340
Milos, Amorgos, Kimolos, Syros, Mykonos
Debt Instrument [Line Items]
Long-term debt	19,820	22,620
Eton, Benmore and Ingram
Debt Instrument [Line Items]
Long-term debt	20,985	22,473
Tasman and Santon
Debt Instrument [Line Items]
Long-term debt	13,600	14,824
Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira
Debt Instrument [Line Items]
Long-term debt	52,802	56,230
Andros, Dilos, Ios, Sifnos, Tinos
Debt Instrument [Line Items]
Long-term debt	33,949	38,223
Kassos, Tilos, Halki, Symi
Debt Instrument [Line Items]
Long-term debt	30,734	32,698
Aegean III, VIII, XII
Debt Instrument [Line Items]
Long-term debt	6,326	8,500
Blatoma
Debt Instrument [Line Items]
Long-term debt	2,175	2,455
Verbeke Bunkering
Debt Instrument [Line Items]
Long-term debt	1,322	2,331
Seatra
Debt Instrument [Line Items]
Long-term debt	6,631	6,988
Overdraft facility under senior secured credit
Debt Instrument [Line Items]
Long-term debt	$ 118,250	$ 123,000